Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment is being filed to include the pro forma financial statements.
Document Period End Date	May 06, 2021
Entity File Number	0-51012
Entity Registrant Name	HEALTHTECH SOLUTIONS, INC./UT
Entity Central Index Key	0001307624
Entity Tax Identification Number	84-2528660
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	181 Dante Avenue
Entity Address, City or Town	Tuckahoe
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10707
City Area Code	844
Local Phone Number	926-3399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false